Convertible Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Convertible Notes Payable [Line Items]
Percentage of interest	10.00%
Convertible common shares				$ 1,496
Interest expenses		$ 75,000		$ 143,000
Convertible Common Stock [Member]
Convertible Notes Payable [Line Items]
Convertible common shares	$ 5,000,000
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Received amount	$ 6,700,000